Significant Accounting Policies (Details) - ₪ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Significant Accounting Policies Text Block Abstract
Ordinary share par value	₪ 0.01	₪ 0.01
Diluted loss per shares	4,352,144	1,098,938